FINANCING ARRANGEMENTS - Additional Information (Detail) - USD ($)		1 Months Ended		11 Months Ended	12 Months Ended
	May 31, 2021	Feb. 29, 2020	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Mar. 31, 2021	Feb. 01, 2020	Aug. 31, 2019	Jun. 30, 2019	Nov. 30, 2018
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 1,500,000
Debt issuance costs	$ 2,843,308
Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 250,000	$ 19,700,000
Debt issuance costs				$ 170,058	$ 170,058
Interest expense				2,465,135	51,666	$ 51,666
Amortization of debt issuance cost				512,755
unamortized issuance cost				2,160,495	2,160,495
Gain (Loss) on Extinguishment of Debt				0	8,913,532	8,913,532
Long-term Debt, Gross				$ 27,000,000	$ 27,000,000
Class of warrants issued during period				995,099	995,099			398,040
SAFE [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Fair Value Disclosure							$ 1,822,397
Proceeds from Issuance or Sale of Equity			$ 1,500,000
Dividends Payable, Amount Per Share			$ 6.0
Percentage of price per share preferred stock sold in the equity financing			80.00%
Number of fully diluted shares outstanding immediately prior to the equity financing			$ 300,000,000
Discount rate on Estimated settlement value			$ 10.0
Long-term Debt, Fair Value							1,882,397
Long-term Debt, Gross							1,500,000
Gain Loss on change in fair value of debt							$ 382,397
Other Operating Income (Expense) [Member] | SAFE [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Gain (Loss) on Extinguishment of Debt						691,867
Series C Preferred Stock [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Dividends Payable, Amount Per Share									$ 0.054408
Common Class A [Member]
Line of Credit Facility [Line Items]
Class of warrants issued during period				1	1
Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument payment fee, Percentage	2.75%
Loan and Security Agreement [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	11.00%
Interest expense				$ 1,736,390
Accretion Expense				121,585
Debt Related Commitment Fees				94,405
Amortization of debt issuance cost				512,755
unamortized issuance cost				2,330,553	$ 2,330,553
Loan and Security Agreement [Member] | Maximum [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	17.31%
Loan and Security Agreement [Member] | Minimum [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	16.49%
Initial Convertible Notes [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Fair Value Disclosure		$ 27,767,399
Initial Convertible Notes [Member] | Other Operating Income (Expense) [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Gain (Loss) on Extinguishment of Debt				$ 8,711,559
Initial Convertible Notes [Member] | Series C Preferred Stock [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		6,766,614
Debt Conversion, Converted Instrument, Amount		$ 17,612,235
Initial Convertible Notes [Member] | Series C1 Preferred Stock [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		16,939,143
Initial Convertible Notes [Member] | Common Class A [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		6,874,309
Extinguishment of Debt, Amount		$ 1,443,605
February 2020 Convertible Notes [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 2,200,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Extinguishment of Debt, Amount		$ 2,200,000
Percentage of per share consideration to be received by the holders of the Company's common stock upon such change of control							80.00%
February 2020 Convertible Notes [Member] | Other Operating Income (Expense) [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Gain (Loss) on Extinguishment of Debt						$ 489,894
February 2020 Convertible Notes [Member] | Series C Preferred Stock [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		2,426,113
Debt Conversion, Converted Instrument, Amount		$ 2,200,017
February 2020 Convertible Notes [Member] | Common Class A [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		2,036,617
Debt Conversion, Converted Instrument, Warrants or Options Issued		310,937
Fair value of the common stock issued upon conversion		$ 427,690
Fair value of the warrants to purchase Common Stock		$ 62,187
Tranche A [Member] | Loan and Security Agreement [Member] | Rigetti Computing, Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 12,000,000
Tranche B [Member] | Loan and Security Agreement [Member] | Rigetti Computing, Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000,000
Line of Credit Facility, Current Borrowing Capacity	8,000,000
Line of Credit Facility, Remaining Borrowing Capacity	7,000,000
Withdrawn Credit Facility	$ 7,000,000
Class of warrants issued during period	995,099
Tranche B [Member] | Loan and Security Agreement [Member] | Maximum [Member] | Rigetti Computing, Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	48 months
Tranche B [Member] | Loan and Security Agreement [Member] | Minimum [Member] | Rigetti Computing, Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	19 months